LOANS AND BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
Borrowings [abstract]
Schedule of Loans and Borrowings
	As of six months ended June 30, 2025 (Unaudited)	As of December 31, 2024
	$	$
Current
Guaranteed bank loan	533,602	364,457
Financial institution loan	613,833	441,079
Recourse liability	3,978,394	2,397,078
	5,125,829	3,202,614
Lease liabilities	516,864	226,707
	5,642,693	3,429,321

Non-current
Guaranteed bank loan	299,802	144,365
Warrants liabilities	70,593	46,518
Lease liabilities	1,397,481	985,879
	1,767,876	1,176,762
Total loans and borrowings	7,410,569	4,606,083

Schedule of Terms and Debt Repayment Schedule	Terms and debt repayment schedule
	Currency	Principal amount	Year of origination	Nominal interest rate % per annum	Year of maturity	June 30, 2025 (Unaudited)	2024
2025						$	$
Guaranteed bank loan	SGD	400,000	2020	2.75%	2025	22,249	51,960
Guaranteed bank loan	SGD	1,200,000	2020	2.50%	2025	16,722	108,703
Guaranteed bank loan	SGD	300,000	2020	3.75%	2025	-	15,980
Guaranteed bank loan	SGD	300,000	2023	7.75%	2026	77,956	110,848
Guaranteed bank loan	SGD	50,000	2023	8.25%	2028	24,798	26,714
Guaranteed bank loan	SGD	100,000	2023	8.28%	2028	48,365	52,305
Guaranteed bank loan	SGD	50,000	2023	10.38%	2026	13,299	18,797
Guaranteed bank loan	SGD	300,000	2023	8.8%	2026	92,105	123,515
Guaranteed bank loan	SGD	1,000,000	2022	5.15%	2027	404,011	-
Guaranteed bank loan	SGD	300,000	2018	4.58%-6.0799%	2018-2033	133,947	-
Financial institution loan	SGD	400,000	2024	10.8%	2025	164,289	294,053
Financial institution loan	SGD	200,000	2024	10.8%	2025	78,382	147,026
Financial institution loan	SGD	100,000	2025	11.7%	2025	53,910	-
Financial institution loan	SGD	225,000	2025	23.4%	2025	121,298	-
Financial institution loan	SGD	280,000	2025	24.06%	2025	195,906	-
Recourse liability	SGD	N/A	N/A	7.0%-7.7%	N/A	3,978,394	2,397,078
Lease liabilities	Multiple	N/A	2019-2022	2.99% to 8.21%	2024-2029	1,914,345	1,212,586
						7,339,976	4,559,565